Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay versus performance

The following table sets forth the relationship between executive compensation actually paid and the financial performance of the Company in accordance with SEC rules. It includes compensation for our Principal Executive Officer (“PEO”), Mr. Guillermo Novo, and the average compensation for all other NEOs, or the non-PEO NEOs. The Compensation Committee does not necessarily consider these measures or calculations in setting compensation for the named executive officers or for linking executive compensation with Company performance for 2025 or any prior periods disclosed. For a description of the Compensation Committee’s processes, policies, and considerations when setting compensation and evaluating performance, please see the “Compensation Discussion and Analysis” beginning on page 28 of this Proxy Statement.

pay versus performance table

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Adjusted EBITDA
Fiscal Year	($)(1)	($)(1)(2)	($)(1)	($)(1)(2)	($)(3)	($)(3)	(millions)	(millions)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,868,591	$(2,860,095)	$2,268,816	$1,008,531	$74	$129	$(845)	$398
2024	$8,730,361	$12,245,391	$2,737,290	$2,931,498	$130	$154	$247	$454
2023	$6,971,609	$239,756	$2,180,569	$607,649	$120	$135	$178	$452
2022	$9,317,202	$12,896,115	$2,070,778	$2,629,583	$137	$114	$927	$625
2021	$7,597,903	$9,133,390	$1,718,056	$1,937,347	$127	$128	$220	$568

(1)
The following individuals are our PEO and other NEOs for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Guillermo Novo	William Whitaker, Alessandra Faccin Assis, Osama M. Musa, James Minicucci, Karl Bostaph, J. Kevin Willis
2024	Guillermo Novo	J. Kevin Willis, Alessandra Faccin Assis, Osama M. Musa, Karl Bostaph, Min S. Chong
2023	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana, Xiao L. Wang
2022	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana
2021	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Eric N. Boni, Peter J. Ganz, Keith C. Silverman

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021		FY 2022		FY 2023		FY 2024		FY 2025
Adjustments	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	$7,597,903	$1,718,056	$9,317,202	$2,070,778	$6,971,609	$2,180,569	$8,730,361	$2,737,290	$7,868,591	$2,268,816
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,070,529)	$(689,800)	$(5,813,052)	$(1,091,034)	$(5,454,895)	$(1,266,710)	$(5,999,782)	$(1,383,706)	$(5,251,642)	$(998,906)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	$5,552,278	$763,999	$5,496,450	$1,031,613	$2,480,910	$434,862	$6,960,978	$1,318,085	$2,536,914	$516,287
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$29,299	$—	$687	$—	$853
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$613,358	$75,953	$3,309,374	$368,466	$(5,624,508)	$(809,270)	$(52,832)	$10,870	$(5,957,538)	$(555,495)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$440,380	$87,417	$586,141	$78,210	$1,619,255	$76,486	$2,606,666	$371,634	$1,469,672	$(100,915)
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(26,335)	$—	$—	$—	$(56,609)	$—	$(123,362)	$(3,526,093)	$(122,109)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—	$—	$—	$247,385	$19,022	$—	$—	$—	$—
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$8,057	$—	$171,550	$—	$—	$—	$—	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$9,133,390	$1,937,347	$12,896,115	$2,629,583	$239,756	$607,649	$12,245,391	$2,931,498	$(2,860,095)	$1,008,531

(3)
rTSR is cumulative for the measurement periods beginning and ending based on the fiscal year of the award (October through September), calculated in accordance with Item 201(e) of Regulation S-K. The Peer Group rTSR column consists of 57 companies within the S&P 500 Materials (large-cap) and the S&P MidCap 400 Materials (our “Peer Group – Materials”), which is the industry specific peer group in our Annual Report on Form 10-K for the fiscal year ended September 30, 2025.
(4)
“Adjusted EBITDA” is a non-GAAP measure used for purposes of our Annual Incentive Plan. A reconciliation of this non-GAAP financial measure to results in accordance with GAAP can be found in Appendix A to this Proxy Statement.

pay versus performance relationship

The chart below provides a comparison between (i) the total stockholder return of Ashland and our Peer Group – Materials assuming a fixed $100 initial investment on October 1, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024	FY2025
Ashland TSR	$100	$127	$137	$120	$130	$74
Peer Group - Materials TSR	$100	$128	$114	$135	$154	$129
PEO Compensation Actually Paid		$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid		$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

The chart below provides a comparison between (i) Ashland’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Adj. EBITDA (in millions)	$568	$625	$452	$454	$398
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

The chart below provides a comparison between (i) Ashland’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2021	FY 2022	FY 2023	FY2024	FY 2025
Net Income (in millions)	$220	$927	$178	$247	$(845)
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

performance measures

The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during the fiscal year ended September 30, 2025. The measures listed are not ranked

Company-selected performance measures:
Adjusted EBITDA
Return on Net Assets (“RONA”)
Relative TSR compared to the S&P 400 Index

Named Executive Officers, Footnote
(1)
The following individuals are our PEO and other NEOs for each fiscal year:

Fiscal Year	PEO(s)	Non-PEO NEOs
2025	Guillermo Novo	William Whitaker, Alessandra Faccin Assis, Osama M. Musa, James Minicucci, Karl Bostaph, J. Kevin Willis
2024	Guillermo Novo	J. Kevin Willis, Alessandra Faccin Assis, Osama M. Musa, Karl Bostaph, Min S. Chong
2023	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana, Xiao L. Wang
2022	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Ashok Kalyana
2021	Guillermo Novo	J. Kevin Willis, Osama M. Musa, Min S. Chong, Eric N. Boni, Peter J. Ganz, Keith C. Silverman

PEO Total Compensation Amount	$ 7,868,591	$ 8,730,361	$ 6,971,609	$ 9,317,202	$ 7,597,903
PEO Actually Paid Compensation Amount	$ (2,860,095)	12,245,391	239,756	12,896,115	9,133,390
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2021		FY 2022		FY 2023		FY 2024		FY 2025
Adjustments	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO	PEO	Avg. non-PEO NEO
Summary Compensation table total for applicable year.	$7,597,903	$1,718,056	$9,317,202	$2,070,778	$6,971,609	$2,180,569	$8,730,361	$2,737,290	$7,868,591	$2,268,816
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,070,529)	$(689,800)	$(5,813,052)	$(1,091,034)	$(5,454,895)	$(1,266,710)	$(5,999,782)	$(1,383,706)	$(5,251,642)	$(998,906)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	$5,552,278	$763,999	$5,496,450	$1,031,613	$2,480,910	$434,862	$6,960,978	$1,318,085	$2,536,914	$516,287
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$29,299	$—	$687	$—	$853
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$613,358	$75,953	$3,309,374	$368,466	$(5,624,508)	$(809,270)	$(52,832)	$10,870	$(5,957,538)	$(555,495)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$440,380	$87,417	$586,141	$78,210	$1,619,255	$76,486	$2,606,666	$371,634	$1,469,672	$(100,915)
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(26,335)	$—	$—	$—	$(56,609)	$—	$(123,362)	$(3,526,093)	$(122,109)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—	$—	$—	$247,385	$19,022	$—	$—	$—	$—
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$8,057	$—	$171,550	$—	$—	$—	$—	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$9,133,390	$1,937,347	$12,896,115	$2,629,583	$239,756	$607,649	$12,245,391	$2,931,498	$(2,860,095)	$1,008,531

	rTSR
Non-PEO NEO Average Total Compensation Amount	$ 2,268,816	2,737,290	2,180,569	2,070,778	1,718,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,008,531	2,931,498	607,649	2,629,583	1,937,347
Compensation Actually Paid vs. Total Shareholder Return

The chart below provides a comparison between (i) the total stockholder return of Ashland and our Peer Group – Materials assuming a fixed $100 initial investment on October 1, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2020	FY 2021	FY 2022	FY 2023	FY 2024	FY2025
Ashland TSR	$100	$127	$137	$120	$130	$74
Peer Group - Materials TSR	$100	$128	$114	$135	$154	$129
PEO Compensation Actually Paid		$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid		$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

Compensation Actually Paid vs. Net Income

The chart below provides a comparison between (i) Ashland’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2021	FY 2022	FY 2023	FY2024	FY 2025
Net Income (in millions)	$220	$927	$178	$247	$(845)
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

Compensation Actually Paid vs. Company Selected Measure

The chart below provides a comparison between (i) Ashland’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the fiscal years ended September 30, 2021, September 30, 2022, September 30, 2023, September 30, 2024, and September 30, 2025.

	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Adj. EBITDA (in millions)	$568	$625	$452	$454	$398
PEO Compensation Actually Paid	$9,133,390	$12,896,115	$239,756	$12,245,391	$(2,860,095)
Avg non-PEO NEO Compensation Actually Paid	$1,937,347	$2,629,583	$607,649	$2,931,498	$1,008,531

Tabular List, Table

The following performance measures are the most important used by the Company to link executive compensation actually paid to the NEOs to company performance during the fiscal year ended September 30, 2025. The measures listed are not ranked

Company-selected performance measures:
Adjusted EBITDA
Return on Net Assets (“RONA”)
Relative TSR compared to the S&P 400 Index

Total Shareholder Return Amount	$ 74	130	120	137	127	$ 100
Peer Group Total Shareholder Return Amount	129	154	135	114	128	$ 100
Net Income (Loss)	$ (845,000,000)	$ 247,000,000	$ 178,000,000	$ 927,000,000	$ 220,000,000
Company Selected Measure Amount	398,000,000	454,000,000	452,000,000	625,000,000	568,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Net Assets (“RONA”)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR compared to the S&P 400 Index
Guillermo Novo [Member]
Pay vs Performance Disclosure
PEO Name	Guillermo Novo	Guillermo Novo	Guillermo Novo	Guillermo Novo	Guillermo Novo
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,251,642)	(5,999,782)	(5,454,895)	(5,813,052)	(5,070,529)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,957,538)	(52,832)	(5,624,508)	3,309,374	613,358
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,536,914	6,960,978	2,480,910	5,496,450	5,552,278
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,672	2,606,666	1,619,255	586,141	440,380
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,526,093)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	247,385	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	171,550	8,057
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,906)	(1,383,706)	(1,266,710)	(1,091,034)	(689,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,495)	10,870	(809,270)	368,466	75,953
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,287	1,318,085	434,862	1,031,613	763,999
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	853	687	29,299	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,915)	371,634	76,486	78,210	87,417
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,109)	(123,362)	(56,609)	0	(26,335)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 19,022	$ 0	$ 0